Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 9,811	$ 19,549	$ 25,724
Restricted cash	5,391	950	8,067
Receivables, net	19,864	26,650	23,531
Vendor deposits	30,828	25,022	12,200
Merchandise inventory, net	30,093	41,766	52,393
Prepaid expenses and other current assets	11,526	11,217	5,980
Total Current Assets	107,513	125,154	127,895
Property and equipment, net	3,275	5,075	4,585
Operating lease right-of-use assets	9,172	11,688	14,937
Derivative instruments	4,197	3,178
Goodwill	106,173	106,173	191,614
Intangible assets, net	8,036	10,296	44,212
Deferred tax asset		1
Other long-term assets	451	349	349
TOTAL ASSETS	238,817	261,914	383,592
Current Liabilities
Accounts payable and accrued expenses	76,524	81,537	82,799
Customer deposits	4,530	7,292	28,815
Current portion of notes payable, net	7,859	6,628	7,910
Current portion of finance lease liabilities	110	112	65
Current portion of operating lease liabilities	1,945	3,726	3,874
Contingent note payable			198
Total Current Liabilities	90,968	99,295	123,661
Notes payable, net of current portion	85,160	90,816	48,559
Finance lease liabilities, net of current portion	142	225	121
Operating lease liabilities, net of current portion	7,919	9,013	12,493
Deferred tax liability	262		8,407
TOTAL LIABILITIES	184,451	199,349	193,241
Stockholders’ Equity
Preferred stock value
Common stock value	1	1	1
Additional paid-in capital	223,029	222,837	224,658
Accumulated deficit	(168,664)	(160,273)	(34,308)
TOTAL STOCKHOLDERS’ EQUITY	54,366	62,565	190,351
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 238,817	$ 261,914	$ 383,592